Goldman Sachs Income Builder Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.32%	10.52%
ICE BofAML BB to B U.S. High Yield Constrained Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	4.11%	6.04%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.36%	4.81%	6.37%
Performance Inception Date	Oct. 12, 1994
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	3.05%	4.80%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	3.06%	4.41%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.53%	5.21%	6.18% [1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.84%	6.35%	7.36%
Performance Inception Date	Aug. 15, 1997
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.72%	6.26%	7.24%
Performance Inception Date	Aug. 31, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	6.36%	7.36%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.